Contract Assets, Net and Contract Liabilities	6 Months Ended
Sep. 30, 2025
Contract Assets, Net and Contract Liabilities [Abstract]
CONTRACT ASSETS, NET AND CONTRACT LIABILITIES

NOTE 10 — CONTRACT ASSETS, NET AND CONTRACT LIABILITIES

Contract assets is presented net of allowance for expected credit losses:

	As of
	September 30, 2025	March 31, 2025
Contract assets, gross	$29,405	$197,435
Less: allowance for expected credit loss	(19,231)	(270)
Total	$10,174	$197,165

The movement of contract assets, gross is as follows:

	As of
	September 30, 2025	March 31, 2025
Balance at beginning of the period/year	$197,435	$—
Revenue recognized during the period/year but not yet billed	10,174	197,435
Amounts reclassified to accounts receivable upon billing	(178,204)	—
Total	$29,405	$197,435

The movement of allowances for expected credit loss is as follow:

	As of
	September 30, 2025	March 31, 2025
Balance at beginning of the period/year	$(270)	$—
Provision	(18,961)	(270)
Ending balance	$(19,231)	$(270)

Contract liabilities are recognized when the Company receives initial deposits from customers. Contract liabilities will be recognized as revenue when promised services are provided. The Company’s contract liabilities are generally recognized as revenue within one year.

Contract liabilities consist of the following:

	As of
	September 30, 2025	March 31, 2025
Balance at beginning of the period/year	$200,911	$196,515
Additions	375,000	200,911
Recognized to revenue during the period/year	(124,004)	(196,515)
Ending balance	$451,907	$200,911